Appendix 2 Additional Information No. 715 of February 3, 2012 - Summary of Trade and Other Receivables by maturity (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade And Other Receivables [Line Items]
Leasing Accounts Receivables, Non-current	$ 168,923,002	$ 69,873,385
Other receivables, Current	116,164,466	51,137,744
Trade and other receivables, Current	1,509,513,355	688,185,127
Trade and other non-current receivables	691,147,645	515,786,340
Trade accounts receivable and other accounts receivable	3,407,699	3,041,448
Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(65,329,998)
Impairment provision		(65,915,939)
Financial assets	323,286,022	194,644,045
Accounts Receivable Leasing [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(262,097)
Impairment provision		(2,369,901)
Other Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(11,430,368)
Impairment provision		(11,429,594)
Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Leasing Accounts Receivables, Non-current	170,338,861	69,873,385
Other receivables, Current	127,594,834	62,567,338
Trade and other receivables, Current	1,586,535,818	767,900,561
Trade and other non-current receivables	703,330,626	515,856,801
Trade accounts receivable and other accounts receivable	3,407,699	3,041,448
Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	1,437,903,199	694,597,739
Gross Carrying Amount [Member] | Accounts Receivable Leasing [Member]
Trade And Other Receivables [Line Items]
Financial assets	21,037,785	10,735,484
Gross Carrying Amount [Member] | Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	127,594,834	62,567,338
Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	1,509,513,355	688,185,127
1-30 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(582,502)	(538,295)
1-30 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	165,196,456	74,471,160
1-30 days [Member] | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	164,613,954	73,932,865
31-60 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(1,202,377)	(1,271,819)
31-60 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	20,742,604	22,450,779
31-60 days [Member] | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	19,540,227	21,178,960
61 - 90 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(1,820,576)	(1,612,055)
61 - 90 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	13,545,981	9,642,258
61 - 90 days [Member] | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	11,725,405	8,030,203
91 - 120 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(2,309,882)	(2,007,354)
91 - 120 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	19,943,245	9,167,019
91 - 120 days [Member] | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	17,633,363	7,159,665
121-150 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(2,940,313)	(5,163,509)
121-150 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	20,455,008	13,722,247
121-150 days [Member] | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	17,514,695	8,558,738
151-180 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(2,441,799)	(4,464,527)
151-180 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	20,258,067	11,648,433
151-180 days [Member] | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	17,816,268	7,183,906
181-210 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(2,756,571)	(4,772,548)
181-210 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	12,059,092	8,508,022
181-210 days [Member] | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	9,302,521	3,735,474
211-250 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(3,164,816)	(5,319,334)
211-250 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	10,660,914	10,709,953
211-250 days [Member] | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	7,496,098	5,390,619
More than 251 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(34,271,448)	(28,566,584)
More than 251 days [Member] | Other Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(11,430,368)	(11,429,594)
More than 251 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	91,914,939	88,040,199
More than 251 days [Member] | Gross Carrying Amount [Member] | Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	11,474,680	11,429,594
More than 251 days [Member] | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	57,687,803	59,473,615
Current Portfolio [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(13,839,714)	(12,199,914)
Current Portfolio [Member] | Accounts Receivable Leasing [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(262,097)
Impairment provision		(2,369,901)
Current Portfolio [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	1,063,126,893	446,237,669
Current Portfolio [Member] | Gross Carrying Amount [Member] | Accounts Receivable Leasing [Member]
Trade And Other Receivables [Line Items]
Financial assets	21,037,785	10,735,484
Current Portfolio [Member] | Gross Carrying Amount [Member] | Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	116,120,154	51,137,744
Current Portfolio [Member] | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	1,186,183,021	493,541,082
Total Non-Current | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(10,767,122)	(70,461)
Total Non-Current | Accounts Receivable Leasing [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(1,415,859)
Total Non-Current | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	529,584,066	442,941,968
Total Non-Current | Gross Carrying Amount [Member] | Accounts Receivable Leasing [Member]
Trade And Other Receivables [Line Items]
Financial assets	170,338,861	69,873,385
Total Non-Current | Gross Carrying Amount [Member] | Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	3,407,699	3,041,448
Total Non-Current | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	$ 691,147,645	$ 515,786,340